Segmented information (Business segments) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Revenue	$ 3,481,933	$ 3,135,772
Cost of products and services sold	2,218,566	2,072,488
Depreciation and amortization	293,094	280,702
Cost of sales	2,511,660	2,353,190
Gross profit (loss)	970,273	782,582
Administration	311,250	253,150
Exploration	27,630	19,419
Research and development	38,467	36,540
Other operating income	(28,333)	(37,683)
(Gain) loss on disposal of assets	3,117	1,042
Finance costs	115,175	147,171
Gains (losses) on derivatives	(95,017)	183,103
Finance income	(23,172)	(21,228)
Share of loss (earnings) from equity-accounted investees	(216,386)	10,844
Foreign exchange (gains) losses	61,740	(65,517)
Other expense (income)	(1,459)	(975)
Earnings (loss) before income taxes	777,261	256,716
Income tax expense	187,719	84,874
Net earnings (loss)	589,542	171,842
Capital expenditures for the year	333,025	211,635
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,873,950	2,676,620
Cost of products and services sold	1,824,516	1,757,155
Depreciation and amortization	246,326	238,726
Cost of sales	2,070,842	1,995,881
Gross profit (loss)	803,108	680,739
Administration	0	0
Exploration	27,630	19,419
Research and development	0	0
Other operating income	(22,221)	(35,090)
(Gain) loss on disposal of assets	2,292	253
Finance costs	0	0
Gains (losses) on derivatives	0	0
Finance income	0	0
Share of loss (earnings) from equity-accounted investees	(158,862)	(207,583)
Foreign exchange (gains) losses	0	0
Other expense (income)	0	0
Earnings (loss) before income taxes	954,269	903,740
Capital expenditures for the year	268,209	132,827
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	562,421	459,152
Cost of products and services sold	348,800	316,040
Depreciation and amortization	39,813	37,236
Cost of sales	388,613	353,276
Gross profit (loss)	173,808	105,876
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating income	(6,112)	(2,593)
(Gain) loss on disposal of assets	825	791
Finance costs	0	0
Gains (losses) on derivatives	0	0
Finance income	0	0
Share of loss (earnings) from equity-accounted investees	0	0
Foreign exchange (gains) losses	0	0
Other expense (income)	0	0
Earnings (loss) before income taxes	179,095	107,678
Capital expenditures for the year	57,370	48,667
WEC [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	3,457,633	2,892,467
Cost of products and services sold	2,274,065	2,075,189
Depreciation and amortization	383,235	356,864
Cost of sales	2,657,300	2,432,053
Gross profit (loss)	800,333	460,414
Administration	416,007	402,448
Exploration	0	0
Research and development	0	0
Other operating income	0	0
(Gain) loss on disposal of assets	0	0
Finance costs	213,051	225,188
Gains (losses) on derivatives	0	0
Finance income	(2,522)	(4,381)
Share of loss (earnings) from equity-accounted investees	0	0
Foreign exchange (gains) losses	0	0
Other expense (income)	120,036	116,697
Earnings (loss) before income taxes	53,761	(279,538)
Capital expenditures for the year	205,535	176,229
Adjustments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(3,457,633)	(2,892,467)
Cost of products and services sold	(2,274,065)	(2,075,189)
Depreciation and amortization	(383,235)	(356,864)
Cost of sales	(2,657,300)	(2,432,053)
Gross profit (loss)	(800,333)	(460,414)
Administration	(416,007)	(402,448)
Exploration	0	0
Research and development	0	0
Other operating income	0	0
(Gain) loss on disposal of assets	0	0
Finance costs	(213,051)	(225,188)
Gains (losses) on derivatives	0	0
Finance income	2,522	4,381
Share of loss (earnings) from equity-accounted investees	(57,524)	218,427
Foreign exchange (gains) losses	0	0
Other expense (income)	(120,036)	(116,697)
Earnings (loss) before income taxes	3,763	61,111
Capital expenditures for the year	(205,535)	(176,229)
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	45,562	0
Cost of products and services sold	45,250	(707)
Depreciation and amortization	6,955	4,740
Cost of sales	52,205	4,033
Gross profit (loss)	(6,643)	(4,033)
Administration	311,250	253,150
Exploration	0	0
Research and development	38,467	36,540
Other operating income	0	0
(Gain) loss on disposal of assets	0	(2)
Finance costs	115,175	147,171
Gains (losses) on derivatives	(95,017)	183,103
Finance income	(23,172)	(21,228)
Share of loss (earnings) from equity-accounted investees	0	0
Foreign exchange (gains) losses	61,740	(65,517)
Other expense (income)	(1,459)	(975)
Earnings (loss) before income taxes	(413,627)	(536,275)
Capital expenditures for the year	$ 7,446	$ 30,141